Issued Capital and Reserves - Impact of share split (Details)	3 Months Ended
Mar. 31, 2023 shares
Issued Capital and Reserves
Common shares issued and outstanding beginning	194,997,091
Treasury shares	(32,913)
Share issuances for exercises	112,089
Shares issued as part of the at-the-market offering program	1,748,218
Common shares issued and outstanding ending	223,851,513
Public Offering
Issued Capital and Reserves
Share issuances for exercises	27,027,028